Shareholders' Equity (Details Textual) - USD ($)	1 Months Ended	6 Months Ended
	Jun. 26, 2017	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Class of Stock [Line Items]
Common Stock, Shares Authorized		5,000,000,000		5,000,000,000
Common Stock, Shares, Outstanding		1,177,693,393		1,177,693,383
Stock Issued During Period, Shares, Conversion of Convertible Securities	10
Non Employee [Member]
Class of Stock [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized		$ 4,036,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition		2 years 4 months 24 days
Employees And Directors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, Share-based Compensation, Gross		$ 1,748,000	$ 1,622,000
2014 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Exercises In Period		141,142,420
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized		68,625,035
Warrant [Member]
Class of Stock [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Expirations		658,723